Segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment analysis
Adjusted EBITDA	€ 14,737	€ 14,149	€ 14,155
Depreciation, amortisation and loss on disposal of fixed assets	(9,910)	(10,179)	(10,386)
Share of results of equity accounted associates and joint ventures, net amortisation	389	164	60
Adjusted operating profit	5,216	4,134	3,829
Impairment losses			(569)
Restructuring costs	(156)	(415)	(316)
Amortisation of acquired customer based and brand intangible assets	(974)	(1,046)	(1,338)
Other income /(expenses)	213	1,052	(286)
Operating profit	4,299	3,725	1,320
Amortisation of acquired customer based and brand intangible assets not adjusted in share of results of equity accounted associates and joint ventures	€ 400	€ 100	€ 0